DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Y	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS
Minimum period of service for participating in the plan	3 months
Defined contribution plan | $	$ 7.4	$ 8.3	$ 5.4
U.S
DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS
Minimum age for auto-enrollment to plan | Y	18
Percentage of employer participant matching contribution	100.00%
Percentage of each participant's contribution	4.00%
U.K
DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS
Percentage of employer participant matching contribution	5.00%
Percentage of minimum employee contribution	3.00%
Maximum | Canada
DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS
Percentage of employer matching contribution	3.00%